Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3

Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2013-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	8/21/2013

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2013-3

5. Collateral Summary	Collection Period, Begin:	10/1/2014

	Collection Period, End:	10/31/2014

6. Charge-Off and Delinquency Rates	Determination Date:	11/17/2014

7. Credit Instruments	Distribution Date:	11/20/2014

8. Accumulation Account	Revolving/Amortization Period	Amortization Period

9. Performance Tests	ABS Investor Relations - Ally Financial Inc. as Servicer:

10. Appendix: Additional Charge-Off Detail	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class E Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class E Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1a	13975DAJ4	95,000,000.00	59,878,636.42	0.80000000	17,382,377.30	39,919.09	17,422,296.39	0.00	0.00	42,496,259.12
A-1b	13975DAK1	166,000,000.00	104,630,038.37	0.58700000	30,373,417.18	52,887.58	30,426,304.76	0.00	0.00	74,256,621.19
A-2	13975DAB1	266,000,000.00	266,000,000.00	1.04000000	0.00	230,533.33	230,533.33	0.00	0.00	266,000,000.00
A-3	13975DAC9	260,000,000.00	260,000,000.00	1.31000000	0.00	283,833.33	283,833.33	0.00	0.00	260,000,000.00
A-4	13975DAD7	73,010,000.00	73,010,000.00	1.68000000	0.00	102,214.00	102,214.00	0.00	0.00	73,010,000.00
B	13975DAE5	51,060,000.00	51,060,000.00	2.32000000	0.00	98,716.00	98,716.00	0.00	0.00	51,060,000.00
C	13975DAF2	48,380,000.00	48,380,000.00	2.79000000	0.00	112,483.50	112,483.50	0.00	0.00	48,380,000.00
D	13795DAG0	43,000,000.00	43,000,000.00	3.69000000	0.00	132,225.00	132,225.00	0.00	0.00	43,000,000.00
E	13975DAH8	37,630,000.00	37,630,000.00	4.55000000	0.00	142,680.42	142,680.42	0.00	0.00	37,630,000.00
Deal Totals		1,040,080,000.00	943,588,674.79		47,755,794.48	1,195,492.25	48,951,286.73	0.00	0.00	895,832,880.31

2. Factor Summary (Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1a	630.30143600	182.97239263	0.42020095	183.39259358	0.00000000	447.32904337
A-1b	630.30143596	182.97239265	0.31859988	183.29099253	0.00000000	447.32904331
A-2	1,000.00000000	0.00000000	0.86666665	0.86666665	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	1.09166665	1.09166665	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.40000000	1.40000000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.93333333	1.93333333	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.32500000	2.32500000	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	3.07500000	3.07500000	0.00000000	1,000.00000000
E	1,000.00000000	0.00000000	3.79166676	3.79166676	0.00000000	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3

Beginning Aggregate Note Pool Factor:	907.22701599
Ending Aggregate Note Pool Factor:	861.31151480

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1a	59,878,636.42	10/20/2014	11/19/2014	30/360	N/A	N/A	0.80000000	0.80000000	39,919.09
A-1b	104,630,038.37	10/20/2014	11/19/2014	Actual/360	0.15700000	0.43000000	N/A	0.58700000	52,887.58
A-2	266,000,000.00	10/20/2014	11/19/2014	30/360	N/A	N/A	1.04000000	1.04000000	230,533.33
A-3	260,000,000.00	10/20/2014	11/19/2014	30/360	N/A	N/A	1.31000000	1.31000000	283,833.33
A-4	73,010,000.00	10/20/2014	11/19/2014	30/360	N/A	N/A	1.68000000	1.68000000	102,214.00
B	51,060,000.00	10/20/2014	11/19/2014	30/360	N/A	N/A	2.32000000	2.32000000	98,716.00
C	48,380,000.00	10/20/2014	11/19/2014	30/360	N/A	N/A	2.79000000	2.79000000	112,483.50
D	43,000,000.00	10/20/2014	11/19/2014	30/360	N/A	N/A	3.69000000	3.69000000	132,225.00
E	37,630,000.00	10/20/2014	11/19/2014	30/360	N/A	N/A	4.55000000	4.55000000	142,680.42

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1a	0.00	39,919.09	0.00	39,919.09	0.00
A-1b	0.00	52,887.58	0.00	52,887.58	0.00
A-2	0.00	230,533.33	0.00	230,533.33	0.00
A-3	0.00	283,833.33	0.00	283,833.33	0.00
A-4	0.00	102,214.00	0.00	102,214.00	0.00
B	0.00	98,716.00	0.00	98,716.00	0.00
C	0.00	112,483.50	0.00	112,483.50	0.00
D	0.00	132,225.00	0.00	132,225.00	0.00
E	0.00	142,680.42	0.00	142,680.42	0.00
Deal Totals	0.00	1,195,492.25	0.00	1,195,492.25	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2013-3
4. Collections and Distributions

Collections
Receipts During the Period***	47,865,405.40
Administrative Purchase Payments	141,451.15
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	1,970,235.08
Accumulation Account Investment Earnings	0.00
Other Fees of Expenses Paid	0.00
Total Collections	49,977,091.63

Beginning Reserve Account Balance	5,375,067.36
Total Available Amount	55,352,158.99

Distributions
Total Available Amount	55,352,158.99
Basic Servicing Fee	1,025,804.90
Aggregate Class A Interest Distributable Amount	709,387.33
First Priority Principal Distributable Amount*	0.00
Aggregate Class B Interest Distributable Amount	98,716.00
Second Priority Principal Distributable Amount*	0.00
Aggregate Class C Interest Distributable Amount	112,483.50
Third Priority Principal Distributable Amount*	0.00
Aggregate Class D Interest Distributable Amount	132,225.00
Fourth Priority Principal Distributable Amount*	0.00
Aggregate Class E Interest Distributable Amount	142,680.42
Fifth Priority Principal Distributable Amount*	0.00
To the Accumulation Account - Parity Reinvestment Amount**	0.00
To Reserve Account - Specified Reserve Account Balance	5,375,067.36
To the Accumulation Account - Excess of Target Reinvestment less Parity Reinvestment Account**	0.00
Noteholders' Regular Principal Distributable Amount*	47,755,794.48
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	0.00

Supplemental Servicing Fees	215,832.61
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	54,000.00
* Amortization Period Only ** Revolving Period Only *** Includes amounts on deposit in the Accumulation Account immediately preceding the Distribution Date.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3
 5. Collateral Summary

A. Balances

		Original Balance *Includes Aggregate Additional Receivables	Beginning Balance	Balance at End of Collection Period	Additions	Ending Balance Including Additions
	Number of Receivables	79,276	62,538	60,975	0	60,975
Deal Totals	Aggregate Receivables Principal Balance	1,542,468,809.39	984,772,707.74	940,024,944.18	0.00	940,024,944.18
	Aggregate Receivables Face Amount	1,542,468,809.39	984,772,707.74	940,024,944.18	0.00	940,024,944.18
There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	7.87000000	7.90857529	7.91476076	68.63	68.48	68.49	56.99	44.72	43.85

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.49%	1.49%	1.53%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	962,398,825.96	1,184,085.59	1.4764%	60,975	491	0.8052%
Preceding	1,007,073,857.65	1,290,679.66	1.5379%	62,538	483	0.7723%
Next Preceding	1,052,196,382.73	1,268,200.70	1.4463%	64,050	478	0.7463%
Three Month Average			1.4869%			0.7746%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss	Delinquency	Total Accounts	Total Balance
	Financed**	Charge-Offs	Rate**	Stratification
Totals	1,542,468,809.39	11,957,480.10	0.7752%	31 - 60 days	2,230	37,759,292.72
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	407	6,626,994.54
with the prospectus for Capital Auto Receivables Asset Trust 2013-3 related to delinquencies,				> 90 days	84	1,269,639.33
charge-offs or uncollectible accounts.
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

** Note: The value disclosed with respect to the Aggregate Amount Financed and Cumulative Loss Rate include Additional Receivables. Please see Section 10 (Additional Charge-off Detail) for charge-off information disclosed separately with respect to the Initial Receivables and the Aggregate Additional Receivables.

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	682	10,271,219.63
				Current Period	114	1,866,353.41
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	58	473,791.21
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	738	11,663,781.83
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	5,375,067.36	5,375,067.36	0.00	0.00	0.00	5,375,067.36	5,375,067.36

8. Accumulation Account

Beginning Balance	Investment Earnings	Deposits	Releases	Ending Balance

0.00	0.00	0.00	0.00	0.00

9. Performance Tests

Event of Default	NO
Servicer Default	NO
Early Amortization Event	NO
Additional Receivables Purchased by Trust?	NO
Additional Receivables Criteria Satisfied, If Applicable?	N/A
Overcollateralization Target Amount Satisfied?	NO
Initial Overcollateralization	34,933,471.59
Current Overcollateralization	44,192,063.87
Overcollateralization Target (Revolving Period)	51,063,139.9
Overcollateralization Target (Amortization Period)	51,063,139.90

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2013-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2013-3 will perform in the future.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3

10. Appendix: Additional Charge-Off Detail

A. Cumulative: Initial Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	1,075,013,471.59	10,283,653.56	0.9566%

B. Cumulative: Aggregate Additional Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	467,455,337.80	1,673,826.54	0.3581%